INCOME TAXES (Details 6)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
U.S Federal Income Tax | Early Open Year
Income Tax Examination [Line Items]
Tax years	2008
U.S Federal Income Tax | Early Range Maximum
Income Tax Examination [Line Items]
Tax years		2008
U.S Federal Income Tax | Late Range Minimum
Income Tax Examination [Line Items]
Tax years	2010	2010
U.S Federal Income Tax | Late Range Maximum
Income Tax Examination [Line Items]
Tax years	2015	2015
U.S State Income Tax | Minimum
Income Tax Examination [Line Items]
Tax years	2006	2006
U.S State Income Tax | Maximum
Income Tax Examination [Line Items]
Tax years	2015	2014
Canada | Foreign Income Tax | Minimum
Income Tax Examination [Line Items]
Tax years	2012	2010
Canada | Foreign Income Tax | Maximum
Income Tax Examination [Line Items]
Tax years	2015	2014
Brazil | Foreign Income Tax | Minimum
Income Tax Examination [Line Items]
Tax years	2014	2014
Brazil | Foreign Income Tax | Maximum
Income Tax Examination [Line Items]
Tax years	2015	2015
Germany | Foreign Income Tax
Income Tax Examination [Line Items]
Tax years	2015	2015
China | Foreign Income Tax | Minimum
Income Tax Examination [Line Items]
Tax years	2014	2014
China | Foreign Income Tax | Maximum
Income Tax Examination [Line Items]
Tax years	2015	2015
The Netherlands | Foreign Income Tax | Minimum
Income Tax Examination [Line Items]
Tax years	2014	2014
The Netherlands | Foreign Income Tax | Maximum
Income Tax Examination [Line Items]
Tax years	2015	2015
South Korea | Foreign Income Tax | Minimum
Income Tax Examination [Line Items]
Tax years	2014	2014
South Korea | Foreign Income Tax | Maximum
Income Tax Examination [Line Items]
Tax years	2015	2015
Hong Kong | Foreign Income Tax
Income Tax Examination [Line Items]
Tax years	2015
Hong Kong | Foreign Income Tax | Maximum
Income Tax Examination [Line Items]
Tax years		2015